(7) CONSUMERS, CONCESSIONAIRES AND LICENSEES (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effects In The Accumulated Comprehensive Income [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Allowance - reversal (recognition)		R$ (276,383)
Recovery of revenue		107,122
Effects on first adoption of IFRS 9		(73,426)
Write-off of accrued receivables		209,641
Allowance For Doubtful Accounts [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Allowance - reversal (recognition)	R$ (433,543)
Recovery of revenue	200,119
Write-off of accrued receivables	200,309
Allowance For Credit Loss [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Allowance for doubtful accounts, balance at beginning	(329,299)	(296,255)	R$ (289,517)
Allowance - reversal (recognition)			(265,107)
Recovery of revenue			110,008
Write-off of accrued receivables			148,361
Allowance for doubtful accounts, balance at end	(362,415)	(329,299)	(296,255)
Allowance For Credit Loss [Member] | Consumers Concessionaires And Licensees [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Allowance for doubtful accounts, balance at beginning	(300,601)	(266,876)	(261,525)
Allowance - reversal (recognition)	(433,224)	(277,802)	(263,668)
Recovery of revenue	200,046	107,122	110,008
Effects on first adoption of IFRS 9		(72,687)
Write-off of accrued receivables	200,382	209,641	148,309
Allowance for doubtful accounts, balance at end	(333,396)	(300,601)	(266,876)
Allowance For Credit Loss [Member] | Other Receivables [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Allowance for doubtful accounts, balance at beginning	(28,698)	(29,379)	(27,992)
Allowance - reversal (recognition)	(320)	1,419	(1,439)
Recovery of revenue	73
Effects on first adoption of IFRS 9		(738)
Write-off of accrued receivables	(73)		52
Allowance for doubtful accounts, balance at end	R$ (29,019)	R$ (28,698)	R$ (29,379)